Intangible assets, net	6 Months Ended
Jun. 30, 2025
Intangible assets, net
Intangible assets, net

Note 6 — Intangible assets, net

Intangible assets, net, consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Software purchased	5,606,954	5,606,954	782,701
Copyrights purchased	11,528,300	12,471,697	1,740,982
Subtotal	17,135,254	18,078,651	2,523,683
Less: accumulated amortization	(191,438)	(802,449)	(112,018)
Intangible assets, net	16,943,816	17,276,202	2,411,665

Copyrights purchased represent the copyright certificate applied for vocational education. The amortization expenses were RMB12,468 and RMB611,011 (US$85,294) for the six months ended June 30, 2024 and 2025, respectively.

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of June 30, 2025:

	Intangible assets
	RMB	US$
2026	1,808,814	252,501
2027	1,808,023	252,390
2028	1,806,916	252,236
2029	1,806,916	252,236
2030 and thereafter	10,045,533	1,402,302
Total	17,276,202	2,411,665